iShares
®
MSCI China Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
AviChina Industry & Technology Co. Ltd. , Class H ... 1,150,000 $ 459,950
Cirrus Aircraft Ltd. ........................ 31,500 155,801
615,751
a
Air Freight & Logistics  —  0 .1%
Hangzhou SF Intra-City Industrial Co. Ltd. , Class H
(a) (b)
92,000 90,857
a
Automobile Components  —  3 .3%
Minth Group Ltd.
(c)
........................ 308,200 1,488,908
Nexteer Automotive Group Ltd. ............... 460,000 287,331
Tianneng Power International Ltd. .............. 294,000 221,009
Weifu High-Technology Group Co. Ltd. , Class B .... 59,800 101,809
WeRide, Inc. , Class A
(b)
..................... 87,400 230,826
2,329,883
a
Automobiles  —  1 .1%
BAIC Motor Corp. Ltd. , Class H
(a) (b)
............. 759,068 117,305
Brilliance China Automotive Holdings Ltd.
(c)
....... 1,288,000 430,158
VOYAH Automobile Technology Co. Ltd. , Class H
(b)
.. 322,000 216,532
763,995
a
Banks  —  0 .2%
China Bohai Bank Co. Ltd. , Class H
(a) (b)
.......... 1,127,000 115,010
a
Beverages  —  0 .6%
China Foods Ltd. ......................... 276,000 124,762
China Resources Beverage Holdings Co. Ltd. ...... 174,800 183,126
Yantai Changyu Pioneer Wine Co. Ltd. , Class B .... 92,000 91,567
399,455
a
Biotechnology  —  8 .5%
Abbisko Cayman Ltd.
(b)
..................... 205,000 255,059
Alphamab Oncology
(a) (b)
..................... 230,000 266,930
Ascentage Pharma Group International
(a) (b)
........ 119,600 598,643
Ascletis Pharma, Inc.
(a) (b) (c)
................... 126,000 228,556
Biocytogen Pharmaceuticals Beijing Co. Ltd. , Class H
(b)
26,500 167,111
CanSino Biologics, Inc. , Class H
(a) (b)
............ 36,800 121,244
CARsgen Therapeutics Holdings Ltd.
(a) (b) (c)
........ 157,500 363,961
CStone Pharmaceuticals
(a) (b) (c)
................ 414,000 425,396
Duality Biotherapeutics, Inc.
(b)
................ 11,600 334,306
Everest Medicines Ltd.
(a) (b) (c)
.................. 113,886 437,945
GenFleet Therapeutics Shanghai, Inc. , Class H
(b)
... 46,000 200,719
InnoCare Pharma Ltd. , Class H
(a) (b)
............. 414,000 614,392
Jacobio Pharmaceuticals Group Co. Ltd.
(a) (b) (c)
...... 162,000 101,316
Keymed Biosciences, Inc.
(a) (b)
................. 90,000 709,020
Lepu Biopharma Co. Ltd. , Class H
(a) (b)
........... 368,000 200,038
Nanjing Leads Biolabs Co. Ltd. , Class H
(b) (c)
....... 13,500 105,544
Shandong BoAn Biotechnology Co. Ltd. , Class H
(b) (c)
. 92,000 67,266
Shanghai Bao Pharmaceuticals Co. Ltd. , Class H
(b)
.. 13,800 43,212
Zai Lab Ltd.
(b) (c)
.......................... 464,600 816,707
6,057,365
a
Building Products  —  0 .3%
China Lesso Group Holdings Ltd. .............. 368,000 216,929
a
Capital Markets  —  1 .3%
Central China Securities Co. Ltd. , Class H
(c)
....... 404,000 89,177
China Everbright Ltd.
(c)
..................... 368,000 285,947
JF SmartInvest Holdings Ltd.
(c)
................ 46,000 161,324
Noah Holdings Ltd. , ADR ................... 18,170 192,057
Up Fintech Holding Ltd. , Class A , ADR
(b) (c)
........ 36,202 186,078
914,583
a
Security Shares Value
a
Chemicals  —  4 .1%
China BlueChemical Ltd. , Class H ............. 736,000 $ 215,869
China Lumena New Materials Corp. , NVS
(b) (c) (d)
..... 21,700 —
China Risun Group Ltd.
(c)
................... 460,000 147,916
China XLX Fertiliser Ltd. .................... 249,000 321,648
Dongyue Group Ltd.
(c)
...................... 540,000 1,126,350
Fufeng Group Ltd.
(c)
....................... 506,600 386,016
Global New Material International Holdings Ltd.
(b) (c)
.. 276,000 255,573
Huabao International Holdings Ltd. ............. 322,000 147,094
Shanghai Chlor-Alkali Chemical Co. Ltd. , Class B ... 174,893 107,940
Sinofert Holdings Ltd.
(c)
..................... 1,264,000 249,998
2,958,404
a
Commercial Services & Supplies  —  2 .1%
Binjiang Service Group Co. Ltd. ............... 42,859 131,909
China Everbright Environment Group Ltd.
(c)
....... 1,518,000 1,032,686
Dynagreen Environmental Protection Group Co. Ltd. ,
Class H ............................. 184,000 137,633
Tuhu Car, Inc. , Class A
(a) (b) (c)
.................. 96,600 165,287
1,467,515
a
Communications Equipment  —  0 .0%
China Fiber Optic Network System Group Ltd. , NVS
(b) (d)
181,600 —
a
Construction & Engineering  —  2 .7%
China Communications Services Corp. Ltd. , Class H . 1,012,000 533,318
China Conch Venture Holdings Ltd. ............. 621,000 840,582
Sinopec Engineering Group Co. Ltd. , Class H ...... 621,000 437,408
Xinte Energy Co. Ltd. , Class H
(b)
............... 143,600 90,808
1,902,116
a
Construction Materials  —  0 .7%
BBMG Corp. , Class H
(c)
..................... 898,000 81,299
China Resources Building Materials Technology
Holdings Ltd.
(c)
......................... 898,000 143,265
CSG Holding Co. Ltd. , Class B ................ 363,547 62,161
West China Cement Ltd.
(c)
................... 806,000 225,397
512,122
a
Consumer Finance  —  1 .6%
FinVolution Group , Class A , ADR .............. 33,626 176,537
Lufax Holding Ltd. , ADR
(b)
................... 93,426 154,153
Qfin Holdings, Inc. , ADR .................... 40,710 654,617
Yixin Group Ltd.
(a) (c)
....................... 874,000 174,253
1,159,560
a
Consumer Staples Distribution & Retail  —  1 .7%
China Huiyuan Juice Group Ltd. , NVS
(b) (d)
......... 81,000 —
Chongqing Hongjiu Fruit Co. Ltd. , Class H
(b) (d)
...... 211,280 17,592
East Buy Holding Ltd.
(a) (b)
.................... 184,000 511,365
Guoquan Food Shanghai Co. Ltd. , Class H ....... 220,800 66,849
Ping An Healthcare and Technology Co. Ltd.
(a) (b)
.... 372,600 424,720
Sun Art Retail Group Ltd. ................... 874,000 169,839
1,190,365
a
Distributors  —  0 .4%
China Tobacco International HK Co. Ltd. ......... 90,000 283,534
a
Diversified Consumer Services  —  0 .7%
China East Education Holdings Ltd.
(a)
........... 230,000 139,698
China Education Group Holdings Ltd.
(b)
.......... 404,000 97,924
Fu Shou Yuan International Group Ltd.
(c) (d)
........ 650,000 194,664
Tianli International Holdings Ltd.
(c)
.............. 506,000 91,639
523,925
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment  —  1 .4%
Harbin Electric Co. Ltd. , Class H ............... 292,000 $ 733,038
REPT BATTERO Energy Co. Ltd. , Class H
(b)
...... 147,200 285,689
Trony Solar Holdings Co. Ltd.
(b) (d)
.............. 216,000 —
1,018,727
a
Electronic Equipment, Instruments & Components  —  5 .4%
Anxin-China Holdings Ltd. , NVS
(b) (d)
............. 672,000 1
FIH Mobile Ltd.
(c)
......................... 119,000 456,693
Kingboard Holdings Ltd. .................... 263,000 2,210,299
Q Technology Group Co. Ltd. ................. 184,000 224,175
RoboSense Technology Co. Ltd.
(b) (c)
............ 105,800 427,854
Wasion Holdings Ltd. ...................... 194,000 537,097
3,856,119
a
Energy Equipment & Services  —  0 .1%
Dalipal Holdings Ltd.
(b) (c)
.................... 180,000 73,039
a
Entertainment  —  3 .2%
Damai Entertainment Holdings Ltd.
(b) (c)
........... 5,060,000 374,244
iQIYI, Inc. , Class A , ADR
(b) (c)
.................. 160,126 182,544
Maoyan Entertainment
(a) (c)
................... 147,200 102,874
NetDragon Websoft Holdings Ltd. .............. 112,500 126,392
NetEase Cloud Music, Inc.
(a) (b)
................ 36,800 558,663
Tanwan, Inc.
(b)
........................... 82,800 145,803
XD, Inc.
(c)
.............................. 119,600 776,184
2,266,704
a
Financial Services  —  0 .7%
CSSC Hong Kong Shipping Co. Ltd.
(c)
........... 552,000 164,116
Lianlian DigiTech Co. Ltd. , Class H
(b) (c)
........... 115,000 73,958
SY Holdings Group Ltd.
(c)
................... 207,000 234,160
472,234
a
Food Products  —  1 .9%
Anjoy Foods Group Co. Ltd. , Class H ........... 13,800 146,806
China Modern Dairy Holdings Ltd. ............. 1,012,000 147,354
China Youran Dairy Group Ltd.
(a) (b) (c)
............ 552,000 207,786
COFCO Joycome Foods Ltd.
(b)
................ 1,196,000 178,518
National Agricultural Holdings Ltd.
(b) (c) (d)
.......... 108,900 —
Star Plus Legend Holdings Ltd. , Class H
(b) (c)
....... 89,500 63,840
Weilong Delicious Global Holdings Ltd. .......... 230,000 239,482
Yihai International Holding Ltd. ................ 225,820 397,647
1,381,433
a
Gas Utilities  —  0 .4%
Towngas Smart Energy Co. Ltd.
(b) (c)
............. 414,000 173,868
Zhongyu Energy Holdings Ltd.
(c)
............... 315,000 108,927
282,795
a
Ground Transportation  —  0 .3%
Guangshen Railway Co. Ltd. , Class H ........... 644,000 189,152
a
Health Care Equipment & Supplies  —  4 .0%
AK Medical Holdings Ltd.
(a)
.................. 230,000 171,684
Angelalign Technology, Inc.
(a)
................. 24,000 215,442
Lifetech Scientific Corp.
(b) (c)
.................. 1,380,000 292,395
MicroPort NeuroScientific Corp.
(c)
.............. 138,000 162,006
Microport Scientific Corp.
(b) (c)
................. 414,000 397,522
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 1,012,000 433,974
Shanghai Conant Optical Co. Ltd. , Class H ....... 87,400 471,299
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(b)
161,000 521,212
Zylox-Tonbridge Medical Technology Co. Ltd. , Class
H
(a)
................................. 67,500 172,607
2,838,141
a
Security Shares Value
a
Health Care Providers & Services  —  1 .4%
Genertec Universal Medical Group Co. Ltd.
(a) (c)
..... 391,000 $ 257,900
Gushengtang Holdings Ltd. .................. 59,800 213,076
Hygeia Healthcare Holdings Co. Ltd.
(a) (b) (c)
........ 147,200 181,376
Jinxin Fertility Group Ltd.
(a)
.................. 876,500 250,751
New Horizon Health Ltd.
(b) (c) (d)
................. 132,000 130,992
1,034,095
a
Health Care Technology  —  0 .3%
Medlive Technology Co. Ltd.
(a)
................ 69,000 65,418
Yidu Tech, Inc.
(a) (b) (c)
....................... 242,500 162,421
227,839
a
Hotels, Restaurants & Leisure  —  2 .2%
Atour Lifestyle Holdings Ltd. , ADR ............. 22,816 783,502
China Travel International Investment Hong Kong Ltd.
(c)
714,000 107,528
DPC Dash Ltd.
(b) (c)
........................ 32,200 158,927
Haichang Ocean Park Holdings Ltd.
(a) (b) (c)
......... 1,258,000 59,360
TravelSky Technology Ltd. , Class H ............ 411,000 484,111
1,593,428
a
Household Durables  —  1 .5%
Chervon Holdings Ltd. ..................... 55,200 113,966
Skyworth Group Ltd.
(b)
..................... 276,000 199,322
TCL Electronics Holdings Ltd. ................ 435,000 768,639
1,081,927
a
Household Products  —  0 .2%
Blue Moon Group Holdings Ltd.
(a) (c)
............. 414,000 170,631
a
Independent Power and Renewable Electricity Producers  —  1 .0%
Beijing Jingneng Clean Energy Co. Ltd. , Class H ... 644,000 179,246
CGN New Energy Holdings Co. Ltd. ............ 540,000 189,014
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 1,012,000 218,264
Xinyi Energy Holdings Ltd. ................... 920,000 146,742
733,266
a
Industrial Conglomerates  —  0 .7%
Chongqing Machinery & Electric Co. Ltd. , Class H ... 450,000 161,625
Shanghai Industrial Holdings Ltd. .............. 184,632 355,709
517,334
a
Insurance  —  0 .9%
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(a) (b)
441,600 609,959
a
Interactive Media & Services  —  3 .9%
Autohome, Inc. , ADR ...................... 26,082 455,392
Hello Group, Inc. , ADR ..................... 38,502 229,472
JOYY, Inc. , ADR ......................... 10,396 701,002
Meitu, Inc.
(a) (b)
........................... 1,518,000 845,412
Newborn Town, Inc.
(b) (c)
..................... 270,000 274,814
Weibo Corp. , Class A ...................... 36,814 283,003
2,789,095
a
IT Services  —  2 .9%
Chinasoft International Ltd.
(b) (c)
................ 920,000 435,164
INESA Intelligent Tech, Inc. , Class B ............ 124,242 83,453
Kingsoft Cloud Holdings Ltd.
(b)
................ 1,104,980 886,395
Vnet Group, Inc. , Class A , ADR
(b) (c)
............. 60,260 607,421
WellCell Holdings Co. Ltd.
(b) (c)
................. 341,080 29,588
2,042,021
a
Leisure Products  —  0 .2%
Bloks Group Ltd.
(b) (c)
....................... 21,900 151,117
a

iShares
®
MSCI China Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services  —  0 .1%
Joinn Laboratories China Co. Ltd. , Class H
(a)
...... 45,000 $ 103,311
a
Machinery  —  3 .3%
China Yuchai International Ltd. ................ 4,004 227,107
CIMC Enric Holdings Ltd. ................... 271,193 300,368
First Tractor Co. Ltd. , Class H ................ 180,000 190,045
Lonking Holdings Ltd. ...................... 828,000 308,594
Precision Tsugami China Corp. Ltd. ............ 56,000 389,704
Sany Heavy Equipment International Holdings Co. Ltd. 506,000 497,408
Shanghai Mechanical and Electrical Industry Co. Ltd. ,
Class B .............................. 92,005 125,896
Shanghai Zhenhua Heavy Industries Co. Ltd. , Class B 460,040 116,275
Shenzhen Dobot Corp. Ltd. , Class H
(b)
........... 55,200 218,753
2,374,150
a
Materials  —  0 .0%
Superb Summit International Group Ltd. , NVS
(b) (d)
... 2,975 —
Youyuan International Holdings Ltd. , NVS
(b) (c) (d)
..... 120,000 —
—
a
Media  —  1 .0%
China Literature Ltd.
(a) (b)
.................... 174,800 515,337
Qunabox Group Ltd.
(b) (c)
.................... 41,400 60,328
Xinhua Winshare Publishing and Media Co. Ltd. , Class
H .................................. 135,000 168,624
744,289
a
Media & Entertainment  —  0 .0%
SMI Holdings Group Ltd. , NVS
(b) (d)
.............. 267,200 —
a
Metals & Mining  —  2 .8%
Angang Steel Co. Ltd. , Class H
(b)
.............. 644,000 103,541
China Metal Recycling Holdings Ltd.
(b) (d)
.......... 184,800 —
Hanking Gold International Ltd.
(b) (c)
............. 368,000 135,564
Jinchuan Group International Resources Co. Ltd.
(c) (d)
. 1,372,000 82,299
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 276,000 574,772
Lygend Resources Technology Co. Ltd. , Class H .... 64,400 86,366
Maanshan Iron & Steel Co. Ltd. , Class H
(b)
........ 644,000 158,528
Real Gold Mining Ltd.
(b) (d)
.................... 126,000 —
Shougang Fushan Resources Group Ltd.
(c)
....... 920,000 319,310
Tiangong International Co. Ltd. ............... 540,000 235,136
Tongguan Gold Group Ltd. .................. 828,000 227,882
Xinjiang Xinxin Mining Industry Co. Ltd. , Class H .... 368,000 91,415
2,014,813
a
Oil, Gas & Consumable Fuels  —  1 .5%
CGN Mining Co. Ltd. ...................... 1,300,000 534,510
China Qinfa Group Ltd. ..................... 368,000 91,567
Kinetic Development Group Ltd. ............... 920,000 234,787
Sinopec Kantons Holdings Ltd.
(c)
.............. 360,000 173,757
1,034,621
a
Paper & Forest Products  —  1 .1%
China Forestry Holdings Co. Ltd.
(b) (d)
............ 306,000 —
Lee & Man Paper Manufacturing Ltd. ........... 506,000 195,786
Nine Dragons Paper Holdings Ltd.
(b)
............ 690,000 585,869
Qunxing Paper Holdings Co. Ltd.
(b) (d)
............ 148,000 —
781,655
a
Personal Care Products  —  0 .2%
Shanghai Chicmax Cosmetic Co. Ltd. , Class H
(c)
.... 31,500 146,147
a
Pharmaceuticals  —  6 .1%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.
(c)
.. 109,000 96,402
China Animal Healthcare Ltd. , NVS
(b) (d)
.......... 140,000 —
China Medical System Holdings Ltd. ............ 526,000 709,274
China Resources Pharmaceutical Group Ltd.
(a)
..... 805,000 479,699
Security Shares Value
a
Pharmaceuticals (continued)
China Shineway Pharmaceutical Group Ltd. ....... 135,000 $ 144,324
China Traditional Chinese Medicine Holdings Co. Ltd.
(c)
1,196,000 238,123
Consun Pharmaceutical Group Ltd. ............. 183,000 331,789
Grand Pharmaceutical Group Ltd.
(c)
............. 460,000 307,467
Hua Han Health Industry Holdings Ltd. , NVS
(b) (c) (d)
... 505,580 1
HUTCHMED China Ltd.
(b) (c)
.................. 230,165 537,837
Luye Pharma Group Ltd.
(a) (b)
.................. 943,000 261,514
Ocumension Therapeutics
(a) (b) (c)
............... 115,000 90,980
Sihuan Pharmaceutical Holdings Group Ltd.
(c)
...... 1,840,000 224,999
Simcere Pharmaceutical Group Ltd.
(a)
........... 368,000 468,165
SSY Group Ltd. .......................... 450,000 133,805
Sunshine Lake Pharma Co. Ltd. , Class H
(b) (c)
...... 45,070 209,712
Tong Ren Tang Technologies Co. Ltd. , Class H
(c)
.... 224,000 100,597
4,334,688
a
Pharmaceuticals, Biotechnology & Life Sciences  —  0 .0%
CT Environmental Group Ltd. , NVS
(b) (d)
.......... 600,000 1
a
Real Estate Management & Development  —  9 .0%
Art Group Holdings Ltd.
(b)
................... 685,000 249,110
China Jinmao Holdings Group Ltd. ............. 2,300,000 510,833
China Overseas Grand Oceans Group Ltd.
(c)
...... 674,000 249,410
China Overseas Property Holdings Ltd. .......... 570,000 271,923
Country Garden Holdings Co. Ltd.
(b)
............ 8,832,000 273,817
Country Garden Services Holdings Co. Ltd. ....... 920,000 682,997
Evergrande Property Services Group Ltd.
(a) (b)
...... 2,323,000 358,557
Greater Bay Area AI Computing Tech Co. Ltd.
(b)
.... 168,000 306,764
Greentown China Holdings Ltd.
(c)
.............. 437,000 494,608
Greentown Service Group Co. Ltd. ............. 552,000 311,944
Hopson Development Holdings Ltd.
(b) (d)
.......... 525,024 164,279
K Wah International Holdings Ltd. .............. 460,000 134,932
Logan Group Co. Ltd.
(b) (c)
.................... 540,000 91,012
MH Development Ltd. , NVS
(b) (d)
............... 112,000 —
Onewo, Inc. , Class H ...................... 87,400 195,764
Poly Property Group Co. Ltd. ................. 809,000 214,960
Poly Property Services Co. Ltd. , Class H ......... 64,400 243,367
Seazen Group Ltd.
(b) (c)
..................... 1,080,000 250,709
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd. , Class B .............. 119,683 88,685
Shenzhen Investment Ltd.
(b) (c)
................. 920,000 92,741
Shoucheng Holdings Ltd.
(c)
.................. 1,657,600 363,962
Shui On Land Ltd.
(b) (c)
...................... 1,276,000 78,234
Sunac China Holdings Ltd.
(b)
................. 3,914,000 474,727
Yuexiu Property Co. Ltd.
(c)
................... 598,000 333,374
6,436,709
a
Semiconductors & Semiconductor Equipment  —  1 .4%
Black Sesame International Holding Ltd.
(b) (c)
....... 59,800 113,620
Daqo New Energy Corp. , ADR
(b) (c)
.............. 17,526 291,633
Fortior Technology Shenzhen Co. Ltd. , Class H
(c)
... 9,200 164,823
Hainan Drinda New Energy Technology Co. Ltd. , Class
H
(b)
................................. 36,800 146,881
JinkoSolar Holding Co. Ltd. , ADR .............. 12,558 292,727
1,009,684
a
Software  —  2 .4%
AsiaInfo Technologies Ltd.
(a) (c)
................ 162,000 106,784
Dmall, Inc.
(b)
............................ 142,600 113,353
Linklogis, Inc. , Class B
(a) (c)
................... 359,000 92,748
Marketingforce Management Ltd.
(b) (c)
............ 32,200 148,563
Ming Yuan Cloud Group Holdings Ltd.
(b)
.......... 405,000 94,847
Phancy Group Co. Ltd. , Class H
(b) (c)
............. 132,400 559,340
Tuya, Inc. , Class A , ADR .................... 110,264 233,760
Weimob, Inc.
(a) (b) (c)
........................ 1,610,000 259,317

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Youzan Technology Ltd.
(b)
................... 9,200,000 $ 109,523
1,718,235
a
Specialty Retail  —  0 .8%
Topsports International Holdings Ltd.
(a)
........... 920,000 329,501
Zhongsheng Group Holdings Ltd. .............. 299,000 235,151
564,652
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Legend Holdings Corp. , Class H
(a)
............. 248,400 520,211
a
Textiles, Apparel & Luxury Goods  —  1 .5%
361 Degrees International Ltd.
(c)
............... 322,000 194,345
Boshiwa International Holding Ltd.
(b) (d)
........... 67,000 —
Fuguiniao Co. Ltd.
(b) (d)
...................... 43,200 —
Hosa International Ltd.
(b) (d)
................... 220,000 —
JNBY Design Ltd. ........................ 90,000 220,266
Lao Feng Xiang Co. Ltd. , Class B .............. 87,400 259,578
Xtep International Holdings Ltd. ............... 667,000 360,837
1,035,026
a
Tobacco  —  0 .3%
RLX Technology, Inc. , ADR .................. 99,222 204,397
a
Transportation Infrastructure  —  2 .8%
Anhui Expressway Co. Ltd. , Class H
(c)
........... 180,000 372,316
Beijing Capital International Airport Co. Ltd. , Class H
(b) (c)
810,000 176,835
COSCO SHIPPING International Hong Kong Co. Ltd. 184,000 143,496
COSCO SHIPPING Ports Ltd. ................ 504,000 320,275
Shenzhen Expressway Corp. Ltd. , Class H
(c)
...... 184,000 161,661
Shenzhen International Holdings Ltd. ........... 575,000 437,006
Sichuan Expressway Co. Ltd. , Class H .......... 270,000 199,135
Security Shares Value
a
Transportation Infrastructure (continued)
Yuexiu Transport Infrastructure Ltd. ............. 325,601 $ 166,166
1,976,890
a
Water Utilities  —  1 .1%
Beijing Enterprises Water Group Ltd. ............ 1,748,000 606,689
China Water Affairs Group Ltd.
(c)
............... 276,000 167,876
774,565
a
Total Long-Term Investments — 99.0%
(Cost: $ 78,863,089 ) ................................. 70,604,469
a
Short-Term Securities
Money Market Funds  —  22 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 15,835,790 15,840,541
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 30,260 30,260
a
Total Short-Term Securities — 22.2%
(Cost: $ 15,870,976 ) ................................. 15,870,801
Total Investments — 121.2%
(Cost: $ 94,734,065 ) ................................. 86,475,270
Liabilities in Excess of Other Assets — ( 21 .2 ) % .............. (15,118,200)
Net Assets — 100.0% ................................. $ 71,357,070
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 21,284,700  $ —  $ (5,440,469)
(a)
$ (2,711) $ (979) $ 15,840,541  15,835,790  $ 651,572
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 160,000  —  (129,740)
(a)
—  —  30,260  30,260  1,997  —
$ —  $ (2,711) $ (979)
$ 15,870,801
$ 653,569  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI China Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 12 06/19/26 $ 368 $ (3,750)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,091,299  $ 51,923,342  $ 589,828  $ 70,604,469
Short-Term Securities
Money Market Funds ...................................... 15,870,801  —  —  15,870,801
$ 33,962,100  $ 51,923,342  $ 589,828  $ 86,475,270
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,750) $ —  $ —  $ (3,750)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares